Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022	$ 64	$ 440,954	$ (350,596)	$ 90,422
Balance (in shares) at Dec. 31, 2022	64,517,912
Issuance of common stock upon exercise of stock options		495		495
Issuance of common stock upon exercise of stock options (in shares)	137,576
Issuance of common stock upon vesting of restricted stock units	$ 1	(1)
Issuance of common stock upon vesting of restricted stock units (in shares)	201,880
Issuance of common stock under employee stock purchase plan		683		683
Issuance of common stock under employee stock purchase plan (in shares)	140,922
Sale of common stock, net	$ 4	24,102		24,106
Sale of common stock, net (in shares)	3,631,285
Stock-based compensation		10,089		10,089
Net loss			(78,502)	(78,502)
Balance at Dec. 31, 2023	$ 69	476,322	(429,098)	47,293
Balance (in shares) at Dec. 31, 2023	68,629,575
Net loss				(30,083)
Balance at Mar. 31, 2024				97,105
Balance at Dec. 31, 2023	$ 69	476,322	(429,098)	47,293
Balance (in shares) at Dec. 31, 2023	68,629,575
Net loss				(58,751)
Balance at Jun. 30, 2024				72,841
Balance at Dec. 31, 2023	$ 69	476,322	(429,098)	47,293
Balance (in shares) at Dec. 31, 2023	68,629,575
Net loss				(89,781)
Balance at Sep. 30, 2024				112,762
Balance at Dec. 31, 2023	$ 69	476,322	(429,098)	47,293
Balance (in shares) at Dec. 31, 2023	68,629,575
Issuance of common stock upon exercise of stock options	$ 1	1,770		$ 1,771
Issuance of common stock upon exercise of stock options (in shares)	380,096			380,096
Issuance of common stock upon vesting of restricted stock units (in shares)	725,038
Issuance of common stock under employee stock purchase plan		1,248		$ 1,248
Issuance of common stock under employee stock purchase plan (in shares)	172,395
Issuance of common stock upon exercise of warrants (in shares)	9,158
Sale of common stock, net	$ 15	138,536		138,551
Sale of common stock, net (in shares)	14,766,801
Stock-based compensation		18,806		18,806
Net loss			(128,291)	(128,291)
Balance at Dec. 31, 2024	$ 85	636,682	(557,389)	79,378
Balance (in shares) at Dec. 31, 2024	84,683,063
Balance at Mar. 31, 2024				97,105
Net loss				(28,668)
Balance at Jun. 30, 2024				72,841
Net loss				(31,030)
Balance at Sep. 30, 2024				112,762
Net loss				(38,510)
Balance at Dec. 31, 2024	$ 85	$ 636,682	$ (557,389)	$ 79,378
Balance (in shares) at Dec. 31, 2024	84,683,063